Summary of accounting policies (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable interest entities ("VIE") and consolidation
Variable interest entities (“VIE”) and consolidation
Subsequent to the IPO, the Company’s sole material asset is its member’s interest in Nextracker LLC. In accordance with the Nextracker LLC Operating Agreement, the Company was named the managing member of Nextracker LLC. As a result, the Company has all management powers over the business and affairs of Nextracker LLC and to conduct, direct and exercise full control over the activities of Nextracker LLC. Class A common stock issued in the IPO does not hold majority voting rights but hold 100% of the economic interest in the Company, which results in Nextracker LLC being considered a VIE. Due to the Company’s power to control the activities most directly affecting the results of Nextracker LLC, the Company is considered the primary beneficiary of the VIE. Accordingly, beginning with the IPO, the Company consolidates the financial results of Nextracker LLC and its subsidiaries. Member’s interest in Nextracker LLC held by Yuma, Inc. (“Yuma”), Yuma Subsidiary, Inc., a Delaware corporation and wholly-owned subsidiary of Yuma (“Yuma Sub”), TPG Rise Flash, L.P. (“TPG”) and the TPG affiliates are presented on the condensed consolidated balance sheets as temporary equity under the caption “Redeemable non-controlling
interests.”

Variable interest entities (“VIE”) and consolidation
Subsequent to the IPO, the Company’s sole material asset is its member’s interest in Nextracker LLC. In accordance with the Nextracker LLC Operating Agreement, the Company was named the managing member of Nextracker LLC. As a result, the Company has all management powers over the business and affairs of Nextracker LLC and to conduct, direct and exercise full control over the activities of Nextracker LLC. Class A common stock issued in the IPO do not hold majority voting rights but hold 100% of the economic interest in the Company, which results in Nextracker LLC being considered a VIE. Due to the Company’s power to control the activities most directly affecting the results of Nextracker LLC, the Company is considered the primary beneficiary of the VIE. Accordingly, beginning with the IPO, the Company consolidates the financial results of Nextracker LLC and its subsidiaries.

Basis of presentation
Basis of presentation
The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC for reporting interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements, and should be read in conjunction with the Company’s audited consolidated financial statements as of and for the fiscal year ended March 31, 2023, contained in the Company’s Annual Report on Form
10-K
(the “Form
10-K”).
In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary to present the Company’s financial statements fairly have been included. Operating results for the three-month period ended June 30, 2023 are not necessarily indicative of the results that may be expected for the fiscal year ending March 31, 2024 or any future period. All intracompany transactions and accounts within Nextracker have been eliminated.
Prior to the Transactions (as described in Note 5), Nextracker did not operate as a separate entity and stand-alone separate historical financial statements for Nextracker were not prepared. Accordingly, the unaudited condensed consolidated financial statements for the three-month period ended July 1, 2022 were derived from Flex’s historical accounting records and were presented on a carve-out
basis and include allocations of certain costs from Flex incurred on Nextracker’s behalf. Such costs may not have represented the amounts that would have been incurred had Nextracker operated autonomously or independently from Flex during the period preceding the IPO.
The condensed consolidated balance sheet as of March 31, 2023 was derived from the Company’s audited consolidated financial statements included in the Form
10-K.
The first quarters for fiscal years 2024 and 2023 ended on June 30, 2023 (91 days), and July 1, 2022 (92 days), respectively.

Basis of presentation
Throughout the period preceding the Transactions (as described in Note 6), Nextracker did not operate as a separate entity and stand-alone separate historical financial statements for Nextracker were not prepared. The financial statements for the period preceding the Transactions were derived from Flex’s historical accounting records and were presented on a carve-out
basis.
The accompanying consolidated financial statements, which reflect any changes that have occurred in Nextracker’s financing and operations as a result of the IPO, have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC for reporting financial information.
Further, the results stated herein may not be indicative of what Nextracker’s financial position, results of operations and cash flows might be now that Nextracker operates as a separate, stand-alone company since the IPO.
For the period preceding the IPO and Transactions, the consolidated financial statements include all revenues, expenses, assets and liabilities directly attributable to Nextracker. Where it was possible to specifically attribute such expenses to activities of Nextracker, these amounts were charged or credited directly to Nextracker without allocation or apportionment. The consolidated statements of operations and comprehensive income, for the period preceding the IPO and Transactions, also include allocations of certain costs from Flex incurred on Nextracker’s behalf. Such corporate-level costs were allocated to Nextracker using methods based on proportionate formulas such as revenue and headcount, among others. Such corporate-level costs included costs pertaining to accounting and finance, legal, human resources, information technology, insurance, tax services, and other costs. Such costs may not have represented the amounts that would have been incurred had Nextracker operated autonomously or independently from Flex during the period preceding the IPO. Management considered the expense allocation methodology and results to be reasonable for all periods presented. However, these costs may not be indicative of what Nextracker may incur in the future. During the fourth quarter of fiscal year 2022, Nextracker entered into a Transition Service Agreement (“TSA”) with Flex, whereby Flex agreed to provide or cause to be provided certain services to Nextracker which were previously included as part of the allocations from Flex. As consideration, Nextracker agreed to pay Flex the amount specified for each service as described in the TSA.
All intracompany transactions and accounts within Nextracker have been eliminated. All significant transactions between Nextracker and Flex that were not cash settled as of the IPO date have been included in the consolidated balance sheets within accumulated net parent investment, for the period preceding the IPO, and reflected in the consolidated statements of cash flows as a financing activity, during the same period, as these are deemed to be internal financing transactions.
In connection with the Parent’s acquisition of Nextracker and BrightBox in 2015 and 2016, respectively, Flex applied pushdown accounting to separate financial statements of acquired entities in accordance with ASC 805. The application of pushdown accounting impacted goodwill and intangible assets (see Note 4).
Cash and bank borrowings included in the consolidated balance sheets reflects cash that is controlled by Nextracker. Flex’s debt was not allocated to Nextracker for any of the periods presented because these debts were not specifically identifiable to Nextracker. See Note 9 for description of bank borrowings and long-term debts that are specific to Nextracker.

The balance of the redeemable
non-controlling
interests
is reported at the greater of the initial carrying amount adjusted for the redeemable non-controlling
interest’s share of earnings or losses and other comprehensive income or loss, or its estimated maximum redemption amount. The resulting changes in the estimated maximum redemption amount (increases or decreases) are recorded with corresponding adjustments against retained earnings or, in the absence of retained earnings, additional paid-in-capital.
These interests are presented on the consolidated balance sheets as temporary equity under the caption “Redeemable non-controlling
interests.”
Flex historically maintains stock-based compensation plans at a corporate level. Starting in fiscal year 2023 Nextracker is granting equity compensation awards to its employees under the First Amended and Restated 2022 Nextracker LLC Equity Incentive Plan (the “2022 Nextracker Plan”). Nextracker employees participate in those plans and a portion of the cost of those plans is included in Nextracker’s consolidated financial statements. See Note 7 for a further description of the accounting for stock-based compensation.

Reverse unit split of the LLC
Reverse unit split of the LLC
In January 2023 the Board of Managers and the members of the LLC approved a
1-for-2.1
reverse unit split of the units authorized and outstanding, which was effected on January 30, 2023. All unit and per unit data shown in the accompanying consolidated financial statements and related notes has been retroactively revised to give effect to this reverse unit split for all periods presented. Units underlying authorized and outstanding equity-based awards were proportionately decreased and the respective per unit value and exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities.

Foreign currency translation
Foreign currency translation
The reporting currency of the Company is the United States dollar (“USD”). The functional currency of the Company and its subsidiaries is primarily the USD. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in interest and other, net in the accompanying consolidated statements of operations and comprehensive income when realized and were not material for the fiscal years ended March 31, 2023, 2022 and 2021.

Use of estimates
Use of estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates. Estimates are used in accounting for, among other things, impairment of goodwill, impairment of long-lived assets, allowance for doubtful accounts, reserve for excess or obsolete inventories, valuation of deferred tax assets, warranty reserves, contingencies, operation accruals, and fair values of awards granted under stock-based compensation plans. Due to the long-term economic effect of the
COVID-19
pandemic and geopolitical conflicts (including the Russian invasion of Ukraine), there has been and will continue to be uncertainty and disruption in the global economy and financial markets. The Company has made estimates and assumptions taking into consideration certain possible impacts due to the
COVID-19
pandemic and the Russian invasion of Ukraine. These estimates may change, as new events occur, and additional information is obtained. Actual results may differ from previously estimated amounts, and such differences may be material to the condensed consolidated financial statements. Estimates and assumptions are reviewed periodically, and the effects of revisions are reflected in the period they occur. Management believes that these estimates and assumptions provide a reasonable basis for the fair presentation of the condensed consolidated financial statements.

Use of estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates. Estimates are used in accounting for, among other things, impairment of goodwill, impairment of long-lived assets, allowance for doubtful accounts, reserve for excess or obsolete inventories, valuation of deferred tax assets, warranty reserves, contingencies, operation accruals, and fair values of stock options and restricted share unit awards granted under stock-based compensation plans. Due to the long-term economic effects of the
COVID-19
pandemic and geopolitical conflicts (including the Russian invasion of Ukraine), there has been and will continue to be uncertainty and disruption in the global economy and financial markets. The Company has made estimates and assumptions taking into consideration certain possible impacts due to the
COVID-19
pandemic and the Russian invasion of Ukraine. These estimates may change, as new events occur, and additional information is obtained. Actual results may differ from previously estimated amounts, and such differences maybe material to the consolidated financial statements. Estimates and assumptions are reviewed periodically, and the effects of revisions are reflected in the period they occur. Management believes that these estimates and assumptions provide a reasonable basis for the fair presentation of the consolidated financial statements.

Revenue recognition
Revenue recognition
The Company accounts for revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606, Revenue From Contracts With Customers (“ASC 606”) for all periods presented. In applying ASC 606, the Company recognizes revenue from the sale of solar tracker systems, parts, extended warranties on solar tracker systems components and software licenses along with associated maintenance and support. In determining the appropriate amount of revenue to recognize, the Company applies the following steps: (i) identify the contracts with the customers; (ii) identify performance obligations in the contracts; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations per the contracts; and (v) recognize revenue when (or as) Nextracker satisfies a performance obligation. In assessing the recognition of revenue, the Company evaluates whether two or more contracts should be combined and accounted for as one contract and if the combined or single contract should be accounted for as multiple performance obligations. Further, the Company assesses whether control of the product or services promised under the contract is transferred to the customer at a point in time or over time.
The Company’s contracts for specific solar tracker system projects with customers are predominantly accounted for as one performance obligation because the customer is purchasing an integrated service, which includes Nextracker’s overall management of the solar tracker system project and oversight through the installation process to ensure a functioning system is commissioned at the customer’s location. The Company’s performance creates and enhances an asset that the customer controls as the Company performs under the contract, which is principally as tracker system components are delivered to the designated project site. Although the Company sources the component parts from third party manufacturers, it obtains control and receives title of such parts before transferring them to the customer because Nextracker is primarily responsible for fulfillment to its customer. The Company’s engineering services and professional services are interdependent with the component parts whereby the parts form an input into a combined output for which it is the principal, and Nextracker could redirect the parts before they are transferred to the customer if needed. The customer owns the work-in-process
over the course of the project and Nextracker’s performance enhances a customer-controlled asset, resulting in the recognition of the performance obligation over time. The measure of progress is estimated using an input method based on costs incurred to date on the project as a percentage of total expected costs to be incurred. The costs of materials and hardware components are recognized as incurred, which is typically upon delivery to the customer site or upon transfer of control while in transit. As such, the cost-based input measure is considered the best measure of progress in depicting the Company’s performance in completing a tracker system.
Contracts with customers that result in multiple performance obligations include contracts for the sale of components, solar tracker system project contracts with an extended warranty, and contracts for the sale of software solutions.
For contracts related to sale of components, Nextracker’s obligation to the customer is to deliver components that are used by the customer to create a tracker system and does not include engineering or other professional services or the obligation to provide such services in the future. Each component is a distinct performance obligation, and often the components are delivered in batches at different points in time. Nextracker estimates the standalone selling price (“SSP”) of each performance obligation based on a cost plus margin approach. Revenue allocated to a component is recognized at the point in time that control of the component transfers to the customer.
At times, a customer will purchase a service-type warranty with a tracker system project. Nextracker uses a cost plus margin methodology to determine the SSP for both the tracker system project and the extended warranty. The revenue allocated to each performance obligation is recognized over time based on the period over which control transfers. The Company recognizes revenue allocated to the extended warranty on a straight-line basis over the contractual service period, which is generally 10 to 15 years. This period starts once the standard workmanship warranty expires, which is generally 5 to 10 years from the date control of the underlying tracker system components is transferred to the customer. To date, revenues recognized related to extended warranty were not material.
Nextracker generates revenues from sales of software licenses of its TrueCapture and NX Navigator offerings, which are often sold separately from the tracker system. Software licenses are generally sold with maintenance services, which include ongoing security updates, upgrades, bug fixes and support. The software license and the maintenance services are separate performance obligations. Nextracker estimates the SSP of the software license using an adjusted market approach and estimates the SSP of the maintenance service using a cost plus margin approach. Revenue allocated to the software license is recognized at a point in time upon transfer of control of the software license, and revenue allocated to the maintenance service is generally recognized over time on a straight-line basis during the maintenance term. Revenues related to sales of software licenses were not material and were approximately 1%, 2% and 1% of total revenue for the fiscal years ended March 31, 2023, 2022 and 2021, respectively.
Contract estimates
Accounting for contracts for which revenue is recognized over time requires Nextracker to estimate the expected margin that will be earned on the project. These estimates include assumptions on labor productivity and availability, the complexity of the work to be performed, and the cost and availability of materials including variable freight costs. Nextracker reviews and updates its contract-related estimates each reporting period and recognizes changes in estimates on contracts under the cumulative catch-up
method. Under this method, the impact of the adjustment on profit recorded to date is recognized in the period the adjustment is identified. Revenue and profit in future periods of contract performance is recognized using the adjusted estimate. If at any time the estimate of contract profitability indicates an anticipated loss on the contract, Nextracker recognizes the total loss in the period it is identified.
Contract balances
The timing of revenue recognition, billings and cash collections results in contract assets and contract liabilities (deferred revenue) on the consolidated balance sheets. Nextracker’s contract amounts are billed as work progresses in accordance with agreed-upon contractual terms, which generally coincide with the shipment of one or more phases of the project. When billing occurs subsequent to revenue recognition, a contract asset results. Contract assets of $298.0 million and $292.4 million as of March 31, 2023 and March 31, 2022, respectively, are presented in the consolidated balance sheets, of which $116.3 million and $86.5 million, respectively, will be invoiced at the end of the projects as they represent funds withheld until the products are installed by a third party, arranged by the customer, and the project is declared operational. The remaining unbilled receivables will be invoiced throughout the project based on a set billing schedule such as milestones reached or completed rows delivered.
During the fiscal years ended March 31, 2023 and 2022, Nextracker converted $74.9 million and $71.7 million deferred revenue to revenue, respectively, which represented 70% and 78%, respectively, of the beginning period balance of deferred revenue.
Remaining performance obligations
As of March 31, 2023, Nextracker had $212.3 million of the transaction price allocated to the remaining performance obligations. The Company expects to recognize revenue on approximately 83% of these performance obligations in the next 12 months. The remaining long-term unperformed obligation primarily relates to extended warranty and deposits collected in advance on certain tracker projects.
Practical expedients and exemptions
Nextracker has elected to adopt certain practical expedients and exemptions as allowed under ASC 606, such as (i) recording sales commissions as incurred because the amortization period is less than one year, (ii) not adjusting for the effects of significant financing components when the contract term is less than one year, (iii) excluding collected sales tax amounts from the calculation of revenue and (iv) accounting for the costs of shipping and handling activities that are incurred after the customer obtains control of the product as fulfillment costs rather than a separate service provided to the customer for which consideration would need to be allocated.

Fair value		Fair value The fair values of Nextracker’s cash, accounts receivable, and accounts payable approximate their carrying values due to their short maturities.
Concentration of credit risk
Concentration of credit risk
Financial instruments which potentially subject the Company to concentrations of credit risk are primarily accounts receivable, derivative instruments, and cash and cash equivalents.

Customer credit risk
Customer credit risk
Nextracker has an established customer credit policy, through which it manages customer credit exposures through credit evaluations, credit limit setting, monitoring and enforcement of credit limits for new and existing customers. Nextracker performs ongoing credit evaluations of its customers’ financial condition and makes provisions for doubtful accounts based on the outcome of those credit evaluations. Nextracker evaluates the collectability of its accounts receivable based on specific customer circumstances, current economic trends, historical experience with collections and the age of past due receivables. To the extent Nextracker identifies exposures as a result of credit or customer evaluations, Nextracker also reviews other customer related exposures, including but not limited to contract assets, inventory and related contractual obligations.

The following table summarizes the activity in Nextracker’s allowance for doubtful accounts during fiscal years 2023, 2022, and 2021:

(In thousands)	Balance at beginning of year	Charges/ (recoveries) to costs and expenses	Deductions/ Write-Offs	Balance at end of year

Allowance for doubtful accounts:
Year ended March 31, 2021(1)	$1,214	$2,440	$(59)	$3,595
Year ended March 31, 2022	$3,595	$(21)	$—	$3,574
Year ended March 31, 2023	$3,574	$(1,054)	$(752)	$1,768

(1)	Charges incurred during fiscal year 2021 are primarily for costs and expenses related to various distressed customers.
One customer accounted for greater than 10% of revenue in fiscal years 2023, 2022, and 2021, with revenue of approximately $331.0 million, $196.2 million, and $230.3 million, respectively, and greater than 10% of the total balance of accounts receivable, net of allowance for doubtful accounts and contract assets as of March 31, 2023 and 2022, with balances of approximately 15% and 10%, respectively. Additionally, one customer accounted for greater than 10% of the total balance of accounts receivable, net of allowance for doubtful accounts and contract assets as of March 31, 2023 with balances of approximately 14%.

Accounts receivable, net of allowance
Accounts receivable, net of allowance
Nextracker’s accounts receivable are due primarily from solar contractors across the United States and internationally. Credit is extended in the normal course of business based on evaluation of a customer’s financial condition and, generally, collateral is not required. Trade receivables consist of uncollateralized customer obligations due under normal trade terms requiring payment within 30 to 90 days of the invoice date. Management regularly reviews outstanding accounts receivable and provides for estimated losses through an allowance for doubtful accounts. In evaluating the level of the allowance for doubtful accounts, Nextracker makes judgments regarding the customers’ ability to make required payments, economic events and other factors. As the financial conditions of Nextracker’s customers change, circumstances develop or additional information becomes available, adjustments to the allowance for doubtful accounts may be required. When deemed uncollectible, the receivable is charged against the allowance.

Product warranty
Product warranty
Nextracker offers an assurance type warranty for its products against defects in design, materials and workmanship for a period ranging from five to ten years, depending on the component. For these assurance type warranties, a provision for estimated future costs related to warranty expense is recorded when they are probable and reasonably estimable, which is typically when products are delivered. The estimated warranty liability is based on our warranty model which relies on historical warranty claim information and assumptions based on the nature, frequency and average cost of claims for each product line by project. When little or no experience exists, the estimate is based on comparable product lines and/or estimated potential failure rates. These estimates are based on data from Nextracker specific projects. Estimates related to the outstanding warranty liability are re-evaluated
on an ongoing basis using best-available information and revisions are made as necessary.
The following table summarizes the activity related to the estimated accrued warranty reserve for the three-month periods ended June 30, 2023 and July 1, 2022:

	Three-month periods ended
(In thousands)	June 30, 2023	July 1, 2022
Beginning balance	$22,591	$10,485
Provision (release) for warranties issued	(1,582)	127
Payments	(278)	(225)

Ending balance	$20,731	$10,387

Product warranty
Nextracker offers an assurance type warranty for its products against defects in design, materials and workmanship for a period ranging from five to ten years, depending on the component. For these assurance type warranties, a provision for estimated future costs related to warranty expense is recorded when they are probable and reasonably estimable, which is typically when products are delivered. The estimated warranty liability is based on our warranty model which relies on historical warranty claim information and assumptions based on the nature, frequency and average cost of claims for each product line by project. When little or no experience exists, the estimate is based on comparable product lines and/or estimated potential failure rates. These estimates are based on data from Nextracker specific projects. Estimates related to the outstanding warranty liability are re-evaluated
on an ongoing basis using best-available information and revisions are made as necessary.

The following table summarizes the activity related to the estimated accrued warranty reserve for the fiscal years ended March 31, 2023 and 2022:

	As of March 31,
(In thousands)	2023	2022
Beginning balance	$10,485	$17,085
Provision (release) for warranties issued(1)	13,099	(5,159)
Payments	(993)	(1,441)

Ending balance	$22,591	$10,485

(1)	During fiscal year ended March 31, 2023, the Company identified a specific design issue with a non-core
product, and recorded an additional $8.7 million charge to cost of sales on its consolidated statement of operations and comprehensive income, related to future remediation costs, which may include replacement parts and services.

Inventories
Inventories
Inventories are stated at the lower of cost (on a
first-in,
first-out
basis) or net realizable value. Nextracker’s inventory primarily consists of finished goods to be used and to be sold to customers, including components procured to complete the tracker system projects.

Inventories
Inventories are stated at the lower of cost (on a
first-in,
first-out
basis) or net realizable value. Nextracker’s inventory primarily consists of finished goods to be used and to be sold to customers, including components procured to complete the tracker system projects.

Property and equipment, net
Property and equipment, net
Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are recognized on a straight-line basis over the estimated useful lives of the related assets, with the exception of building leasehold improvements, which are depreciated over the term of the lease, if shorter. Repairs and maintenance costs are expensed as incurred. Property and equipment is comprised of the following:

	Depreciable life (In years)	As of March 31,
(In thousands)		2023	2022
Machinery and equipment	3-8	$9,062	$8,535
Leasehold improvements	Up to 5	4,302	4,148
Furniture, fixtures, computer equipment and software	3-7	10,080	6,111
Construction-in-progress	—	1,111	2,511

		24,555	21,305
Accumulated depreciation		(17,300)	(13,882)

Property and equipment, net		$7,255	$7,423

Total depreciation expense associated with property and equipment was approximately $3.4 million, $2.7 million, and $1.8 million in fiscal years 2023, 2022, and 2021, respectively.
Nextracker reviews property and equipment for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of property and equipment is determined by comparing the carrying amount to the lowest level of identifiable projected undiscounted cash flows the property and equipment are expected to generate. An impairment loss is recognized when the carrying amount of property and equipment exceeds the fair value. Management determined there was no impairment for the fiscal years ended March 31, 2023, 2022 and 2021.

Deferred income taxes
Deferred income taxes
For purposes of these consolidated financial statements, prior to the IPO, Nextracker taxes are calculated on a stand-alone basis as if Nextracker completed separate tax returns apart from its Parent (“Separate-return Method”). Following the IPO, Nextracker Inc. will file a separate tax return. The income taxes as presented herein for the pre-IPO
period, allocate current and deferred income taxes of Flex to Nextracker, in a manner that Nextracker believes as systematic, rational, and consistent with the asset and liability method prescribed by ASC 740. Accordingly, as stated in paragraph 30 of ASC 740, total amounts allocated to Nextracker may not be indicative of Nextracker’s condition had Nextracker been a separate stand-alone entity during the pre-IPO
periods presented.
Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when management determines that it is most likely than not that some portion, or all, of the deferred tax asset will not be realized. The financial effect of changes in tax laws or rates is accounted for in the period of enactment. Prior to the IPO, for domestic entities, the settlement of tax obligations is assumed in the period incurred and included in net parent investment, whereas the settlement of certain historical foreign tax obligations is reflected in tax payables or receivables given that certain foreign entities have filed separately. Other foreign entities have not historically filed separately and therefore the settlement of their tax obligations is included in net parent investment. Any incremental foreign tax expense calculated on a stand-alone basis is recorded in net parent investment. Subsequent to the IPO, Nextracker Inc. is filing as a separate entity and income tax will be reported to payables and receivables for both domestic and foreign jurisdictions.

Income taxes
Income taxes
We operate in numerous states and countries and must allocate our income, expenses, and earnings under the various laws and regulations of each of these taxing jurisdictions. Accordingly, our provision for income taxes represents our total estimate of the liability for income taxes that we have incurred in doing business each year in all our locations. Annually, we file tax returns that represent our filing positions with each jurisdiction and settle our tax return liabilities. Each jurisdiction has the right to audit those tax returns and may take different positions with respect to income and expense allocations and taxable earnings determinations. Because the determination of our annual income tax provision is subject to judgments and estimates, actual results may vary from those recorded in our financial statements. We recognize additions to and reductions in income tax expense during a reporting period that pertains to prior period provisions as our estimated liabilities are revised and our actual tax returns and tax audits are completed.
Our management is required to exercise judgment in developing our provision for income taxes, including the determination of deferred tax assets and liabilities and any valuation allowance that might be required against deferred tax assets. For further details on our income taxes, refer to Note 13 to the consolidated financial statements included elsewhere in this prospectus.

Tax receivable agreement
Tax receivable agreement
The Company has recorded a liability of $230.3 million as of March 31, 2023, which is included in other liability on the consolidated balance sheets, representing 85% of the estimated future tax benefits subject to the Tax Receivable Agreement (“TRA”). In U.S. federal, state and local income tax or franchise tax that we realize or are deemed to realize (determined by using certain assumptions) as a result of favorable tax attributes, will be available to us as a result of certain transactions contemplated in connection with our IPO, exchanges of Class A common stock or cash and payments made under the TRA. The actual amount and timing of any payments under these agreements, will vary depending upon a number of factors, including, among others, the timing of redemptions or exchanges by members of Nextracker LLC, the price of our Class A common stock at the time of the redemptions or exchanges, the extent to which such redemptions or exchanges are taxable, the amount and timing of the taxable income we generate in the future and the tax rate then applicable, and the portion of our payments under the tax receivable agreements constituting imputed interest. Estimating future taxable income is inherently uncertain and requires judgment. In projecting future taxable income, we consider our historical results as well as assumptions related to future forecasts for our various businesses by location. The impact of any changes in the total projected obligations recorded under the tax receivable agreements as a result of actual changes in the geographic mix of our earnings, changes in tax legislation and tax rates or other factors that may impact our actual tax savings realized will be reflected in income before taxes in the period in which the change occurs.

Goodwill and other intangibles assets
Goodwill and other intangibles assets
In accordance with accounting standards related to business combinations, goodwill is not amortized; however, certain finite-lived identifiable intangible assets, primarily customer relationships and acquired technology, are amortized over their estimated useful lives. Nextracker reviews identified intangible assets and goodwill for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Nextracker also tests goodwill at least annually for impairment. Refer to Note 5 for additional information about goodwill and other intangible assets.

Other current assets
Other current assets
Other current assets include short-term deposits and advances of $74.9 million and $29.3 million as of June 30, 2023 and March 31, 2023, respectively, primarily related to advance payments to certain vendors for procurement of inventory.

Other current assets
Other current assets include short-term deposits and advances of $29.3 million and $9.3 million as of March 31, 2023 and 2022, respectively, primarily related to advance payments to certain vendors for procurement of inventory. Additionally, other current assets include $22.3 million as of March 31, 2022, for an estimated insurance recovery related to a certain litigation settlement as further described in Note 12.

Deferred tax assets and other assets
Deferred tax assets and other assets
Includes the deferred tax assets of $257.1 million as of March 31, 2023, primarily related to the Comp
a
ny’s investment in Nextracker LLC as further described in Note 13.

Accrued expenses
Accrued expenses
Accrued expenses include accruals primarily for freight and tariffs of $42.6 million and $44.6 million as of June 30, 2023 and March 31, 2023, respectively. In addition, it includes $14.7 million and $15.2 million of accrued payroll as of June 30, 2023 and March 31, 2023, respectively.

Accrued expenses
Accrued expenses include accruals primarily for freight and tariffs of $44.6 million and $20.7 million as of March 31, 2023 and 2022, respectively. In addition, it includes $15.2 million and $5.5 million accrued payroll as of March 31, 2023 and 2022, respectively.

TRA liability and other liabilities
TRA liability and other liabilities
Tax Receivable Agreement (“TRA”) liability and other liabilities primarily include the liability of $230.3 million as of June 30, 2023 and March 31, 2023, related to the expected amount to be paid to Yuma, Yuma Sub, TPG and the TPG affiliates pursuant to the TRA. Additionally, the balance includes the long-term portion of standard product warranty liabilities of $10.4 million and $11.8 million, respectively, and the long-term portion of deferred revenue of $35.6 million and $35.8 million as of June 30, 2023 and March 31, 2023, respectively.

TRA liability and other liabilities
TRA liability and other liabilities primarily include the liability of $230.3 million as of March 31, 2023, related to the expected amount to be paid to Yuma, Yuma sub, TPG and the TPG affiliates as further described in Note 13. Additionally, the balance includes the long-term portion of standard product warranty liabilities of $11.8 million and $8.8 million, respectively, and the long-term portion of deferred revenue of $35.8 million and $29.6 million as of March 31, 2023 and 2022, respectively.

Redeemable preferred units
Redeemable preferred units
On February 1, 2022, the LLC issued redeemable preferred units designated as “Series A Preferred Units,” representing a 16.67% interest in the LLC, to Flex in exchange for the cancellation of a portion of the LLC’s previously issued and outstanding common units. Flex sold all of LLC’s Series A Preferred Units to TPG Rise Flash, L.P. (“TPG Rise”), an affiliate of the private equity firm TPG (“TPG”) on the same day. The holder of the Series A Preferred Units was entitled to cumulative paid-in-kind
or cash dividends and had the option to redeem the Series A Preferred Units or convert the Series A Preferred Units upon certain conditions. Because the redemption or conversion conditions were outside of the control of the Company, the Company classified the Series A Preferred Units as temporary equity on the balance sheets. Refer to Note 6 for further discussion.

Redeemable non-controlling interests
Redeemable
non-controlling
interests
The balance of the redeemable
non-controlling
interests is reported at the greater of the initial carrying amount adjusted for the redeemable non-controlling
interest’s share of earnings or losses and other comprehensive income or loss, or its estimated maximum redemption amount. The resulting changes in the estimated maximum redemption amount (increases or decreases) are recorded with corresponding adjustments against retained earnings or, in the absence of retained earnings, additional paid-in-capital.
These interests are presented on the condensed consolidated balance sheets as temporary equity under the caption “Redeemable non-controlling
interests.”
The following table present a reconciliation of the change in redeemable non-controlling
interests for the period presented:

Three-month period ended June 30, 2023
(in thousands)
Balance at beginning of period	$3,560,628
Net income attributable to redeemable non-controlling interests	43,216
Redemption value adjustment	305,678

Balance at end of period	$3,909,522

The maximum redemption amount was higher than the carrying amount adjusted for the redeemable non-controlling
interest’s share of earnings as of June 30, 2023 as a result of the increase in the Company’s share price as of June 30, 2023 as compared to March 31, 2023.

Redeemable
non-controlling
interests
Post IPO, the balance of the redeemable
non-controlling
interests is reported at the greater of the initial carrying amount adjusted for the redeemable non-controlling
interest’s share of earnings or losses and other comprehensive income or loss, or its estimated maximum redemption amount. The resulting changes in the estimated maximum redemption amount (increases or decreases) are recorded with corresponding adjustments against retained earnings or, in the absence of retained earnings, additional paid-in-capital.
These interests are presented on the consolidated balance sheets as temporary equity under the caption “Redeemable non-controlling
interests.”
The following table present a reconciliation of the change in redeemable non-controlling
interests for the period presented:

(in thousands)	Fiscal year ended March 31, 2023
Balance at beginning of period	$—
Establishment of non-controlling interests	265,564
Net income attributable to redeemable non-controlling interests	2,446
Redemption value adjustment	3,292,618

Balance at end of period	$3,560,628

Stock-based compensation
Stock-based compensation
Stock-based compensation is accounted for in accordance with ASC Topic
718-10,
“Compensation-Stock Compensation.” The Company records stock-based compensation costs related to its incentive awards. Stock-based compensation cost is measured at the grant date based on the fair value of the award. Compensation cost for time-based awards is recognized ratably over the applicable vesting period. Compensation cost for performance-based awards with a performance condition is reassessed each period and recognized based upon the probability that the performance conditions will be achieved. The performance-based awards with a performance condition are expensed when the achievement of performance conditions are probable. The total expense recognized over the vesting period will only be for those awards that ultimately vest and forfeitures are recorded when they occur. Refer to Note 7 for further discussion.

Leases
Leases
Nextracker is a lessee with several
non-cancellable
operating leases, primarily for warehouses, buildings, and other assets such as vehicles and equipment. Nextracker determines if an arrangement is a lease at contract inception. A contract is a lease or contains a lease when (i) there is an identified asset, and (ii) the customer has the right to control the use of the identified asset. Nextracker recognizes a right-of-use
(“ROU”) asset and a lease liability at the lease commencement date for Nextracker’s operating leases. For operating leases, the lease liability is initially measured at the present value of the unpaid lease payments at the lease commencement date. Nextracker has elected the short-term lease recognition and measurement exemption for all classes of assets, which allows Nextracker to not recognize ROU assets and lease liabilities for leases with a lease term of 12 months or less and with no purchase option Nextracker is reasonably certain of exercising. Nextracker has also elected the practical expedient to account for the lease and non-lease
components as a single lease component, for all classes of underlying assets. Therefore, the lease payments used to measure the lease liability include all of the fixed considerations in the contract. Lease payments included in the measurement of the lease liability comprise the following: fixed payments (including in-substance
fixed payments) and variable payments that depend on an index or rate (initially measured using the index or rate at the lease commencement date). As Nextracker cannot determine the interest rate implicit in the lease for its leases, Nextracker uses an estimated incremental borrowing rate as of the commencement date in determining the present value of lease payments. The estimated incremental borrowing rate is the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. The lease term for all of Nextracker’s leases includes the non-cancellable
period of the lease plus any additional periods covered by either an option to extend (or not to terminate) the lease that Nextracker is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.
As of March 31, 2023 and 2022, current operating lease liabilities were $1.9 million and $1.8 million, respectively, which are included in other current liabilities on the consolidated balance sheets and long-term lease liabilities were $1.5 million and $2.7 million, respectively, which are included in other liabilities on the consolidated balance sheets. ROU assets are included in other assets on the consolidated balance sheets. Refer to Note 3 for additional information about Leases.

Recently issued accounting pronouncement
Recently issued accounting pronouncement
In December 2022, the FASB issued ASU
2022-06
“Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848,” which defers the sunset date of ASC 848 from December 31, 2022 to December 31, 2024. ASC 848 provides relief for companies preparing for the discontinuation of interest rates, such as LIBOR. Entities that apply ASC 848 can continue to do so until December 31, 2024. The Company adopted the guidance during the third quarter of fiscal year 2023 with an immaterial impact on its consolidated financial statements.